Shareholder Report, Holdings (Details) - Capital Group Central Cash Fund - Class M	Oct. 31, 2024
Holdings [Line Items]
Percent of Net Asset Value	100.00%
U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.74%
Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.13%
Repurchase agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.99%
U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%
Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.95%)